CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 2,609	$ 2,200	$ 3,268
Accounts receivable, net of allowance for doubtful accounts of $7 and $20 and $38 at September 30, 2012 and December 31, 2011 and 2010, respectively	65	117	85
Inventory, net of reserves of $64 at September 30, 2012 and December 31, 2011 and $0 at December 31, 2010, respectively	461	520	0
Other current assets	119	54	30
Total current assets	3,254	2,891	3,383
Property and equipment, net	1,270	1,033	37
Capitalized cost of internally developed software for internal use			299
Other assets	247	386	200
Total noncurrent assets	1,517	1,419	536
TOTAL ASSETS	4,771	4,310	3,919
LIABILITIES AND STOCKHOLDERS' EQUITY
Short-term notes payable		30	25
Current portion of long-term debt	11	25	0
Notes payable - past due	406	362	614
Accounts payable	1,040	1,102	915
Accrued liabilities	608	757	885
Deferred revenue	582	453	332
Total current liabilities	2,647	2,729	2,771
Long-term debt payable, less current portion		4	31
Total long-term liabilities		4	31
TOTAL LIABILITIES	2,647	2,733	2,802
COMMITMENTS & CONTINGENCIES (Note 4)			0
STOCKHOLDERS' EQUITY :
Common stock, $.001 par value; 145,000 and 100,000 shares authorized at September 30, 2012 and 100,000 shares authorized at December 31, 2011 and 2010; 62,187 and 52,211 and 47,299 shares issued and outstanding, as of September 30, 2012 and December 31, 2011 and December 31, 2010, respectively	62	52	47
Additional paid-in capital	92,973	86,614	79,515
Treasury stock, at cost	(104)	(104)	(104)
Accumulated deficit	(90,911)	(85,089)	(78,445)
TOTAL GUIDED THERAPEUTICS STOCKHOLDERS' EQUITY	2,020	1,473	1,013
Non-controlling interest	104	104	104
TOTAL STOCKHOLDERS' EQUITY	2,124	1,577	1,117
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 4,771	$ 4,310	$ 3,919